                     U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1 Name and address of issuer:            The Diversified Investors Funds Group
                                         4 Manhattanville Road
                                         Purchase, New York 10577



2 Name of each series or class of funds for which this notice is filed:



3 Investment Company Act File Number:          811-7674

  Securities Act File Number:                   33-61810

4 Last day of fiscal year for which this notice is filed:  December 31, 1995



5 Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of
  the issuer's 24f-2 declaration:                                Not applicable

6 Date of termination of issuer's declaration under rule
  24f-2(a)(1), if applicable (see instruction A.6):              Not applicable


7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                               Shares           Amount
                                               ------           ------
                                               00,000          $000,000


8 Number and amount of scurities registered during the fiscal year other
  than pursuant to rule 24f-2:                          None

9 Number and aggregate sale price of securities sold during the fiscal year:

                                               Shares           Amount
                                               ------           ------
                                              229,490         $2,791,191

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration of rule 24f-2:

                                              229,490         $2,791,191

11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                                16,291             $194,929


12 Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the
   fiscal year in reliance on rule 24f-2 (from Item 10)         $2,791,191

   (ii) Aggregate price of shares issued in connection
   with dividend reinvestment plans (from item 11, if
   applicable):                                                    194,929

   (iii) Aggregate price of shares redeemed or
   repurchased during the fiscal year (if applicable):             211,351

   (iv) Aggregate price of shares redeemed or
   repurchased and previously applied as a reduction to
   filing fees pursuant to rule 24e-2 (if applicable):                    0

   (v) Net aggregate price of securities sold and issued
   during the fiscal year in reliance on rule 24f-2 (line
   (i), plus line (ii), less line (iii), plus line (iv))
   (if applicable):                                               2,774,769

   (vi) Multiplier prescribed by Section 6(b) of the
   Securities Act of 1933 or other applicable law or                   2900
   regulation (see instruction C.6):

   (vii) Fee due (line (i) or line (v) multipled by line (vi)): $    956.82

   Instruction: Issuers should complete lines (ii), (iii),
   (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
   See instruction C.3.


13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   section 3a of the Commission's Rules of Informal                    X
   and Other Procedures (17 CRF 202.3a):                         --------------

   Date of mailing or wire transfer of filing fees
   to the Commission's lockbox depository:                   February 22, 1996

-------------------------------------------------------------------------------

                             SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

   By (Signature and Title)                  /s/ Tom A. Schlessberg
                                   --------------------------------------------
                                   Trustee President, Chief Executive Officer
                                     and Chairman of the Board of Trustees

   Date February 23, 1996
        ------------------


   Please print the name and title of the signing officer below the signature

                                Sheet 2

24F Fees
Diversified Mutual Funds
For Year Ended 12/31/95


                                                                           Government
                                             Money          High           Corporate      Balanced       Equity
                                             Market         Quality        Bond           Fund           Income
                                             ----------     ----------     ----------     ----------     ----------
Proceeds from the issuance of shares        $  163,096       $ 57,142       $141,520       $673,479       $474,260
Proceeds from dividends reinvested               3,290          2,892          4,511         57,696         11,965
Value of shares redeemed                       (77,965)       (11,455)        (1,732)       (30,866)       (24,315)
                                            ----------       ---------      --------       --------       --------
Net change                                      88,421         48,579        144,299        700,309        461,910
                                            ----------       ---------      --------       --------       --------

Calculation of fee
Total change                                $2,774,769
1/29 of 1%                                  $   956.82


                                             Growth &       Equity         Special
                                             Income         Growth         Equity         Total
                                             ----------     ----------     ----------     --------
Proceeds from the issuance of shares         $366,911       $485,033       $429,750       $2,791,191
Proceeds from dividends reinvested             63,074          4,048         47,453          194,929
Value of shares redeemed                      (35,096)       (25,006)        (4,916)        (211,351)
                                             --------       --------       --------       ----------
Net change                                    394,889        464,075        472,287        2,774,769
                                             --------       --------       --------       ----------



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